Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 1,385,635	₩ 1,459,395	₩ 746,256
Adjustments to reconcile net income
Income tax expense	505,757	519,016	285,349
Interest income	(340,794)	(300,900)	(291,425)
Interest expense	320,914	268,847	265,035
Dividends income	(14,121)	(21,525)	(4,442)
Depreciation	2,687,191	2,643,894	2,635,307
Amortization of intangible assets	627,261	604,744	628,154
Depreciation of right-of-use assets	396,214	398,716	404,174
Provision for severance benefits	240,506	253,491	255,615
Impairment losses on trade receivables	132,102	105,344	139,957
Share of net profit or loss of associates and joint ventures	16,821	(116,061)	(18,041)
Loss(gain) on disposal of associates and joint ventures	(38,024)	1	111
Loss(gain) on the disposal of subsidiaries	(216,591)	13,483	0
Loss(gain) on disposal of right-of-use assets	(978)	8,319	2,047
Impairment losses on assets held for sale	0	11	0
Impairment loss on property and equipment and investment in properties	16,094	2,115	0
Loss on disposal of property and equipment and investment in properties	(66,317)	17,410	55,590
Loss on disposal of intangible assets	6,393	2,159	246
Loss on impairment of intangible assets	30,674	3,747	211,637
Loss(gain) on foreign currency translation	157,017	180,921	(138,011)
Loss(gain) on valuation and settlement of derivatives, net	(205,381)	(235,130)	155,600
Loss on disposal of financial assets at fair value through profit or loss	(2,347)	(29,974)	(29,974)
Gain on valuation of financial assets at fair value through profit or loss	44,833	(64,660)	(64,660)
Loss(gain) on disposal of financial assets at amortized cost	3	(35)	(138)
Others	(49,891)	84,625	127,949
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables	(43,787)	327,031	66,462
Decrease(increase) in other receivables	(1,598,216)	(328,610)	685,209
Decrease(increase) in other current assets	(101,947)	(89,230)	9,089
Decrease(increase) in other non-current assets	(120,054)	(143,087)	(86,039)
Decrease(increase) in inventories	(179,255)	32,798	288,507
Increase(decrease) in trade payables	(368,355)	289,044	(135,760)
Decrease in other payables	1,103,113	207,583	(1,232,646)
Increase(decrease) in other current liabilities	(30,375)	107,993	127,076
Decrease in other non-current liabilities	(1,015)	(14,915)	(56,319)
Decrease(Increase) in provisions	(22,115)	(4,668)	2,264
Increase(decrease) in deferred revenue	(384)	3,696	(1,948)
Increase in plan assets	(90,771)	(114,631)	(136,336)
Payment of post-employment benefits	(343,931)	(241,350)	(186,520)
Cash generated from operations (1+2+3)	₩ 3,835,879	₩ 5,829,607	₩ 4,745,293